SUBSEQUENT EVENT (Details Narrative) - Mar. 13, 2025	USD ($)	HKD ($)
Solar Limited [Member] | Sale and Purchase Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Business Combination, Consideration Transferred	$ 1,935,484	$ 15,000,000